Revenue - Stream and royalty interest revenues earned from mineral interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue from streams	$ 121,574	$ 119,271
Revenues from royalties	28,705	31,150
Revenue from contracts with customers	150,279	150,421
Revenue - other	1,606
Total revenues	151,885	150,421
Cerro Lindo
Revenue
Revenue from streams	46,742	55,140
Northparkes
Revenue
Revenue from streams	25,316	26,797
Altan Tsagaan Ovoo
Revenue
Revenue from streams	15,503	6,096
RBPlat
Revenue
Revenue from streams	13,817	14,564
Renard
Revenue
Revenue from streams	9,437	6,903
Buritica
Revenue
Revenue from streams	9,150	7,922
Other
Revenue
Revenue from streams	1,609	1,849
Revenues from royalties	3,610	4,392
Fosterville
Revenue
Revenues from royalties	15,275	18,570
Young-Davidson
Revenue
Revenues from royalties	5,602	5,067
Dargues
Revenue
Revenues from royalties	$ 4,218	$ 3,121